MINING MACHINES, NET (Tables)	6 Months Ended
Jun. 30, 2025
MINING MACHINES, NET
Schedule of mining machines, net

	As of December 31, 2024	As of June 30, 2025
Mining machines	254,346,496	668,759,536
Less: accumulated depreciation	(11,539,783)	(54,734,109)
Less: provision for impairment	—	(256,856,570)
Mining machines, net	242,806,713	357,168,857